United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

811-07925

(Investment Company Act File Number)

WesMark Funds

(Exact Name of Registrant as Specified in Charter)

One Bank Plaza

Wheeling, WV 26003

(Address of Principal Executive Offices)

(304) 234-9000

(Registrant’s Telephone Number)

JoEllen L Legg, Esquire

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  December 31

Date of Reporting Period:  January 1 – March 31, 2014

Item 1. Schedule of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK SMALL COMPANY GROWTH FUND

March 31, 2014 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS-92.7%
CONSUMER DISCRETIONARY-8.8%
	Apparel Retail-4.0%
55,000	Chico’s FAS, Inc.	$881,650
62,000	Foot Locker, Inc.	2,912,760
		3,794,410
	Auto Parts & Equipment-0.2%
5,886	Standard Motor Products, Inc.	210,542

	Automotive Retail-1.4%
20,400	Lithia Motors, Inc., Class A	1,355,784

	Computer & Electronics Retail-0.1%
2,300	GameStop Corp., Class A	94,530

	Home Furnishing Retail-0.1%
4,600	Kirkland’s, Inc.(1)	85,054

	Housewares & Specialties-2.1%
33,750	Jarden Corp.(1)	2,019,263

	Restaurants-0.9%
3,350	Buffalo Wild Wings, Inc.(1)	498,815
1,950	Panera Bread Co., Class A(1)	344,116
		842,931
TOTAL CONSUMER DISCRETIONARY		8,402,514

CONSUMER STAPLES-3.2%
	Brewers-2.0%
8,000	Boston Beer Co., Inc., Class A(1)	1,957,840

	Food Retail-0.1%
2,500	Fresh Market, Inc.(1)	84,000

	Packaged Foods & Meats-1.1%
36,200	WhiteWave Foods Co., Class A(1)	1,033,148

TOTAL CONSUMER STAPLES		3,074,988

ENERGY-6.1%
	Oil & Gas Drilling-0.4%
8,000	Atwood Oceanics, Inc.(1)	403,120

	Oil & Gas Equipment & Services-0.3%
7,100	Superior Energy Services, Inc.	218,396

	Oil & Gas Exploration & Production-4.5%
48,500	Carrizo Oil & Gas, Inc.(1)	2,592,810
12,500	Rex Energy Corp.(1)	233,875

Shares/Principal Amount		Value
12,000	Rosetta Resources, Inc.(1)	$558,960
8,000	SM Energy Co.	570,320
5,000	Whiting Petroleum Corp.(1)	346,950
		4,302,915
	Oil & Gas Refining & Marketing-0.9%
17,000	Tesoro Corp.	860,030

TOTAL ENERGY		5,784,461

FINANCIALS-9.6%
	Asset Management & Custody Banks-1.6%
15,000	Cohen & Steers, Inc.	597,750
1,100	Waddell & Reed Financial, Inc., Class A	80,982
66,000	WisdomTree Investments, Inc.(1)	865,920
		1,544,652

	Consumer Finance-0.6%
10,000	Portfolio Recovery Associates, Inc.(1)	578,600

	Investment Banking & Brokerage-2.5%
1,200	Lazard, Ltd., LP, Class A	56,508
45,900	Stifel Financial Corp.(1)	2,283,984
		2,340,492

	Property & Casualty Insurance-1.4%
6,500	Allied World Assurance Co. Holdings AG	670,735
22,500	First American Financial Corp.	597,375
		1,268,110
	Regional Banks-3.5%
20,000	Banner Corp.	824,200
105,000	Cardinal Financial Corp.	1,872,150
10,000	UMB Financial Corp.	647,000
		3,343,350
TOTAL FINANCIALS		9,075,204

HEALTH CARE-12.0%
	Biotechnology-2.9%
32,500	Cubist Pharmaceuticals, Inc.(1)	2,377,375
4,850	Ironwood Pharmaceuticals, Inc.(1)	59,752
41,500	Lexicon Pharmaceuticals, Inc.(1)	71,795
2,200	Medivation, Inc.(1)	141,614
17,400	Threshold Pharmaceuticals, Inc.(1)	82,824
		2,733,360
	Health Care Equipment-4.2%
25,000	Analogic Corp.	2,052,750
35,000	Insulet Corp.(1)	1,659,700
15,000	SurModics, Inc.(1)	339,000
		4,051,450
	Health Care Services-2.2%
20,000	Covance, Inc.(1)	2,078,000

Shares/Principal Amount		Value
	Health Care Supplies-2.2%
14,000	Align Technology, Inc.(1)	$725,060
30,000	Neogen Corp.(1)	1,348,500
		2,073,560
	Pharmaceuticals-0.5%
4,500	Salix Pharmaceuticals, Ltd.(1)	466,245

TOTAL HEALTH CARE		11,402,615

INDUSTRIALS-30.7%
	Aerospace & Defense-7.2%
75,750	Hexcel Corp.(1)	3,298,155
52,400	Moog, Inc., Class A(1)	3,432,724
2,000	Triumph Group, Inc.	129,160
		6,860,039
	Airlines-2.2%
19,000	Allegiant Travel Co.	2,126,670

	Building Products-4.3%
36,000	AAON, Inc.	1,003,320
27,000	Lennox International, Inc.	2,454,570
30,000	Masco Corp.	666,300
		4,124,190
	Construction & Engineering-9.5%
55,500	Chicago Bridge & Iron Co., N.V.	4,836,825
10,000	MasTec, Inc.(1)	434,400
102,250	Quanta Services, Inc.(1)	3,773,025
		9,044,250
	Construction Machinery & Heavy Equipment-0.3%
11,500	Commercial Vehicle Group, Inc.(1)	104,880
2,800	Manitowoc Co., Inc.	88,060
2,300	Terex Corp.	101,890
		294,830
	Electronics-1.5%
20,000	OSI Systems, Inc.(1)	1,197,200
14,000	Zygo Corp.(1)	212,660
		1,409,860
	Industrial Machinery-0.9%
10,100	Chart Industries, Inc.(1)	803,455

	Miscellaneous Manufacturing-0.7%
20,000	Actuant Corp., Class A	683,000

	Office Services & Supplies-0.1%
5,500	Steelcase, Inc., Class A	91,355

	Trading Companies & Distributors-2.7%
2,700	H&E Equipment Services, Inc.(1)	109,215
25,600	United Rentals, Inc.(1)	2,430,464
		2,539,679
	Trucking-1.3%
15,500	Ryder System, Inc.	1,238,760

Shares/Principal Amount		Value

TOTAL INDUSTRIALS		$29,216,088

INFORMATION TECHNOLOGY-17.1%
	Application Software-2.8%
30,000	Bottomline Technologies, Inc.(1)	1,054,500
4,100	Concur Technologies, Inc.(1)	406,187
33,000	Netscout Systems, Inc.(1)	1,240,140
		2,700,827
	Computer Hardware-1.0%
22,500	NCR Corp.(1)	822,375
1,000	Stratasys, Ltd.(1)	106,090
		928,465
	Data Processing & Outsourced Services-2.5%
24,000	Heartland Payment Systems, Inc.	994,800
15,000	Syntel, Inc.(1)	1,348,500
		2,343,300
	Electronic Manufacturing Services-0.7%
30,000	Benchmark Electronics, Inc.(1)	679,500

	Internet Software & Services-2.4%
27,400	Blucora, Inc.(1)	539,506
19,500	Conversant, Inc.(1)	548,925
10,000	j2 Global, Inc.	500,500
20,000	Trulia, Inc.(1)	664,000
		2,252,931
	Semiconductor Equipment-2.6%
79,400	Teradyne, Inc.(1)	1,579,266
30,000	Ultratech, Inc.(1)	875,700
		2,454,966
	Semiconductors-2.7%
13,500	Cree, Inc.(1)	763,560
4,800	First Solar, Inc.(1)	334,992
137,500	LSI Corp.	1,522,125
		2,620,677
	Systems Software-2.4%
30,000	MICROS Systems, Inc.(1)	1,587,900
26,500	Qualys, Inc.(1)	673,895
		2,261,795
TOTAL INFORMATION TECHNOLOGY		16,242,461

MATERIALS-2.3%
	Diversified Metals & Mining-0.7%
18,850	US Silica Holdings, Inc.	719,505

	Forest Products-1.6%
87,800	Louisiana-Pacific Corp.(1)	1,481,186

TOTAL MATERIALS		2,200,691

UTILITIES-2.9%
	Electric Utilities-2.9%
73,500	ITC Holdings Corp.	2,745,225

Shares/Principal Amount		Value

TOTAL UTILITIES		$2,745,225

TOTAL COMMON STOCKS
(Cost $49,771,603)		88,144,247

EXCHANGE TRADED FUNDS-4.1%
15,000	iShares® Russell 2000® Growth Index ETF	2,040,900
16,000	iShares® Russell 2000® Index ETF	1,861,440

TOTAL EXCHANGE TRADED FUNDS
(Cost $2,889,108)		3,902,340

SHORT TERM INVESTMENTS-3.7%
	Mutual Funds-3.7%
3,556,568	Federated U.S. Treasury Cash Reserve Fund 7-Day Yield 0.000% (at net asset value)	3,556,568

TOTAL SHORT TERM INVESTMENTS
(Cost $3,556,568)		3,556,568

TOTAL INVESTMENTS-100.5%
(Cost $56,217,279)		95,603,155
OTHER ASSETS AND LIABILITIES-NET(2)-(0.5)%		(520,631)
NET ASSETS-100.0%		$95,082,524

(1) Non-income producing security.

(2) Assets, other than investments in securities, less liabilities.

Note	:	The categories of investments are shown as a percentage of net assets at March 31, 2014.

The following acronyms are used throughout this portfolio:

AG	-	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
ETF	-	Exchange Traded Fund.
Ltd.	-	Limited.
LP.	-	Limited Partnership.
N.V.	-	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK GROWTH FUND

March 31, 2014 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS-97.1%
CONSUMER DISCRETIONARY-10.0%
	Apparel Retail-0.9%
25,000	Gap, Inc.	$1,001,500
33,000	TJX Cos., Inc.	2,001,450
		3,002,950
	Auto Parts & Equipment-2.4%
100,000	Delphi Automotive PLC	6,786,000
30,000	Johnson Controls, Inc.	1,419,600
		8,205,600
	Automobile Manufacturers-0.7%
150,000	Ford Motor Co.	2,340,000

	Broadcasting-1.8%
100,000	CBS Corp., Class B	6,180,000

	Cable & Satellite-0.3%
25,000	Comcast Corp., Class A	1,250,500

	Department Stores-2.1%
100,000	Macy’s, Inc.	5,929,000
25,000	Nordstrom, Inc.	1,561,250
		7,490,250
	Movies & Entertainment-1.8%
80,000	Walt Disney Co.	6,405,600

TOTAL CONSUMER DISCRETIONARY		34,874,900

CONSUMER STAPLES-6.2%
	Drugs Retail-2.7%
125,000	CVS Caremark Corp.	9,357,500

	Food Retail-1.7%
75,000	Mondelez International, Inc., Class A	2,591,250
62,000	Whole Foods Market, Inc.	3,144,020
		5,735,270
	Packaged Foods & Meats-1.8%
50,000	General Mills, Inc.	2,591,000
22,000	Mead Johnson Nutrition Co.	1,829,080
25,000	Nestle SA, ADR	1,880,500
		6,300,580
TOTAL CONSUMER STAPLES		21,393,350

ENERGY-8.8%
	Oil & Gas Drilling-0.4%
25,000	Ensco PLC, Class A	1,319,500

	Oil & Gas Equipment & Services-0.9%
21,000	National Oilwell Varco, Inc.	1,635,270

Shares/Principal Amount		Value
16,500	Schlumberger, Ltd.	$1,608,750
		3,244,020
	Oil & Gas Exploration & Production-6.2%
100,000	Carrizo Oil & Gas, Inc.(1)	5,346,000
15,000	Cimarex Energy Co.	1,786,650
40,500	Continental Resources, Inc.(1)	5,032,935
30,000	EQT Corp.	2,909,100
10,000	Pioneer Natural Resources Co.	1,871,400
15,000	Rosetta Resources, Inc.(1)	698,700
80,000	Southwestern Energy Co.(1)	3,680,800
		21,325,585
	Oil & Gas Refining & Marketing-1.3%
25,000	Marathon Petroleum Corp.	2,176,000
45,000	Valero Energy Corp.	2,389,500
		4,565,500
TOTAL ENERGY		30,454,605

FINANCIALS-17.1%
	Asset Management & Custody Banks-2.8%
265,000	Invesco, Ltd.	9,805,000

	Consumer Finance-2.9%
110,000	American Express Co.	9,903,300

	Diversified Banks-3.8%
60,000	Toronto-Dominion Bank	2,817,000
210,000	Wells Fargo & Co.	10,445,400
		13,262,400
	Investment Banking & Brokerage-1.8%
200,000	Morgan Stanley	6,234,000

	Property & Casualty Insurance-2.1%
75,000	ACE, Ltd.	7,429,500

	Regional Banks-3.7%
150,000	BB&T Corp.	6,025,500
300,000	Fifth Third Bancorp	6,885,000
		12,910,500
TOTAL FINANCIALS		59,544,700

HEALTH CARE-12.8%
	Biotechnology-3.3%
35,000	Amgen, Inc.	4,316,900
40,000	Celgene Corp.(1)	5,584,000
24,000	Gilead Sciences, Inc.(1)	1,700,640
		11,601,540
	Health Care Distributors-1.0%
20,000	McKesson Corp.	3,531,400

	Health Care Equipment-1.4%
25,000	Baxter International, Inc.	1,839,500
40,000	Covidien PLC	2,946,400
		4,785,900
	Managed Health Care-1.4%
60,000	UnitedHealth Group, Inc.	4,919,400

Shares/Principal Amount		Value

	Pharmaceuticals-5.7%
100,000	Abbott Laboratories	$3,851,000
100,000	Johnson & Johnson	9,823,000
85,000	Merck & Co., Inc.	4,825,450
40,000	Zoetis, Inc.	1,157,600
		19,657,050
TOTAL HEALTH CARE		44,495,290

INDUSTRIALS-20.8%
	Aerospace & Defense-8.4%
23,000	B/E Aerospace, Inc.(1)	1,996,170
75,000	Boeing Co.	9,411,750
75,000	Honeywell International, Inc.	6,957,000
80,000	Moog, Inc., Class A(1)	5,240,800
9,500	Precision Castparts Corp.	2,401,220
50,000	Triumph Group, Inc.	3,229,000
		29,235,940
	Airlines-1.3%
112,500	Southwest Airlines Co.	2,656,125
40,000	United Continental Holdings, Inc.(1)	1,785,200
		4,441,325
	Construction & Engineering-3.4%
135,000	Chicago Bridge & Iron Co., N.V.	11,765,250

	Industrial Conglomerates-3.2%
425,000	General Electric Co.	11,003,250

	Railroads-3.0%
50,000	Canadian National Railway Co.	2,811,000
40,000	Union Pacific Corp.	7,506,400
		10,317,400
	Trucking-1.5%
75,000	JB Hunt Transport Services, Inc.	5,394,000

TOTAL INDUSTRIALS		72,157,165

INFORMATION TECHNOLOGY-19.3%
	Application Software-0.3%
12,000	ANSYS, Inc.(1)	924,240

	Communications Equipment-3.1%
10,000	F5 Networks, Inc.(1)	1,066,300
125,000	QUALCOMM, Inc.	9,857,500
		10,923,800
	Computer Hardware-1.9%
12,000	Apple, Inc.	6,440,880

	Computer Storage & Peripherals-2.9%
225,000	EMC Corp.	6,167,250
50,000	SanDisk Corp.	4,059,500
		10,226,750
	Internet Software & Services-2.4%
8,500	Equinix, Inc.(1)	1,571,140

Shares/Principal Amount		Value
6,000	Google, Inc., Class A(1)	$6,687,060
		8,258,200
	Semiconductor Equipment-1.2%
50,000	Applied Materials, Inc.	1,021,000
16,000	KLA-Tencor Corp.	1,106,240
40,000	Lam Research Corp.(1)	2,200,000
		4,327,240
	Semiconductors-1.9%
55,000	Avago Technologies, Ltd.	3,542,550
100,000	Broadcom Corp., Class A	3,148,000
		6,690,550
	Systems Software-5.6%
200,000	Microsoft Corp.	8,198,000
275,000	Oracle Corp.	11,250,250
		19,448,250
TOTAL INFORMATION TECHNOLOGY		67,239,910

MATERIALS-2.1%
	Diversified Chemicals-0.6%
10,000	PPG Industries, Inc.	1,934,600

	Fertilizers & Agricultural Chemicals-1.5%
11,500	CF Industries Holdings, Inc.	2,997,360
21,000	Monsanto Co.	2,389,170
		5,386,530
TOTAL MATERIALS		7,321,130

TOTAL COMMON STOCKS
(Cost $221,002,615)		337,481,050

SHORT TERM INVESTMENTS-3.2%
	Mutual Funds-3.2%
11,246,535	Federated U.S. Treasury Cash Reserve Fund 7-Day Yield 0.000% (at net asset value)	11,246,535

TOTAL SHORT TERM INVESTMENTS
(Cost $11,246,535)		11,246,535

TOTAL INVESTMENTS-100.3%
(Cost $232,249,150)		348,727,585
OTHER ASSETS AND LIABILITIES- NET(2)-(0.3)%		(1,065,257)
NET ASSETS-100.0%		$347,662,328

(1) Non-income producing security.

(2) Assets, other than investments in securities, less liabilities.

Note	:	The categories of investments are shown as a percentage of net assets at March 31, 2014.

The following acronyms are used throughout this portfolio:

ADR	-	American Depositary Receipt.
Ltd.	-	Limited.
N.V.	-	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	-	Public Limited Co.
REITS	-	Real Estate Investment Trusts.
SA	-	Generally designates corporations in various countries, mostly those employing the civil law

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK BALANCED FUND

March 31, 2014 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS-61.8%
CONSUMER DISCRETIONARY-5.0%
	Auto Parts & Equipment-0.5%
10,000	Johnson Controls, Inc.	$473,200

	Cable & Satellite-0.5%
10,000	Comcast Corp., Class A	500,200

	Department Stores-1.6%
24,000	Macy’s, Inc.	1,422,960

	Home Improvement Retail-0.6%
6,500	Home Depot, Inc.	514,345

	Leisure Products-0.7%
15,200	Mattel, Inc.	609,672

	Restaurants-1.1%
10,500	McDonald’s Corp.	1,029,315

TOTAL CONSUMER DISCRETIONARY		4,549,692

CONSUMER STAPLES-6.4%
	Drugs Retail-0.8%
10,000	CVS Caremark Corp.	748,600

	Packaged Foods & Meats-3.7%
12,000	ConAgra Foods, Inc.	372,360
10,000	General Mills, Inc.	518,200
8,000	Kraft Foods Group, Inc.	448,800
20,000	Kroger Co.	873,000
7,000	Mead Johnson Nutrition Co.	581,980
7,500	Nestle SA, ADR	564,150
		3,358,490
	Soft Drinks-1.1%
25,000	Coca-Cola Co.(1)	966,500

	Tobacco-0.8%
19,000	Altria Group, Inc.(1)	711,170

TOTAL CONSUMER STAPLES		5,784,760

ENERGY-8.4%
	Integrated Oil & Gas-3.2%
8,000	Chevron Corp.	951,280
12,000	Exxon Mobil Corp.	1,172,160
9,000	Occidental Petroleum Corp.	857,610
		2,981,050
	Oil & Gas Drilling-2.0%
18,000	Ensco PLC, Class A	950,040

Shares/Principal Amount		Value
25,000	Seadrill, Ltd.	$879,000
		1,829,040
	Oil & Gas Equipment & Services-1.6%
5,000	National Oilwell Varco, Inc.	389,350
10,000	Oceaneering International, Inc.	718,600
3,800	Schlumberger, Ltd.	370,500
		1,478,450
	Oil & Gas Exploration & Production-0.9%
12,000	ConocoPhillips	844,200

	Oil & Gas Refining & Marketing-0.7%
7,000	Marathon Petroleum Corp.	609,280

TOTAL ENERGY		7,742,020

FINANCIALS-8.2%
	Consumer Finance-0.5%
5,000	American Express Co.	450,150

	Diversified Banks-0.7%
16,000	US Bancorp	685,760

	Life & Health Insurance-0.7%
8,000	Prudential Financial, Inc.	677,200

	Other Diversified Financial Services-1.0%
15,000	JPMorgan Chase & Co.	910,650

	Property & Casualty Insurance-1.4%
13,000	ACE, Ltd.	1,287,780

	Regional Banks-2.9%
18,000	BB&T Corp.	723,060
12,180	Commerce Bancshares, Inc.	565,396
16,000	PNC Financial Services Group, Inc.	1,392,000
		2,680,456
	Retail REITS-0.5%
12,500	National Retail Properties, Inc.	429,000

	Specialized REITS-0.5%
12,000	Plum Creek Timber Co., Inc.	504,480

TOTAL FINANCIALS		7,625,476

HEALTH CARE-5.9%
	Health Care Distributors-1.3%
6,800	McKesson Corp.	1,200,676

	Healthcare Equipment-0.5%
6,000	Covidien PLC	441,960

	Pharmaceuticals-4.1%
26,500	Bristol-Myers Squibb Co.	1,376,675
7,800	Johnson & Johnson	766,194

Shares/Principal Amount		Value
20,000	Merck & Co., Inc.(1)	$1,135,400
14,000	Roche Holding AG, ADR	528,080
		3,806,349
TOTAL HEALTH CARE		5,448,985

INDUSTRIALS-8.5%
	Aerospace & Defense-1.6%
7,000	Boeing Co.	878,430
6,000	Honeywell International, Inc.	556,560
		1,434,990
	Air Freight & Logistics-0.6%
5,700	United Parcel Service, Inc., Class B	555,066

	Building Products-0.3%
11,000	Masco Corp.	244,310

	Construction & Engineering-1.4%
15,000	Chicago Bridge & Iron Co., N.V.	1,307,250

	Industrial Conglomerates-0.8%
30,000	General Electric Co.	776,700

	Industrial Machinery-0.7%
8,000	Eaton Corp. PLC	600,960

	Railroads-3.1%
10,000	Norfolk Southern Corp.	971,700
10,000	Union Pacific Corp.	1,876,600
		2,848,300
TOTAL INDUSTRIALS		7,767,576

INFORMATION TECHNOLOGY-10.8%
	Communications Equipment-1.8%
22,500	Cisco Systems, Inc.	504,225
15,000	QUALCOMM, Inc.	1,182,900
		1,687,125
	Computer Hardware-3.4%
3,500	Apple, Inc.	1,878,590
6,000	International Business Machines Corp.	1,154,940
		3,033,530
	Internet Software & Services-1.7%
1,400	Google, Inc., Class A(2)	1,560,314

	Semiconductor Equipment-1.0%
27,000	Applied Materials, Inc.	551,340
5,000	KLA-Tencor Corp.	345,700
		897,040
	Semiconductors-2.2%
17,500	Broadcom Corp., Class A	550,900
19,000	Intel Corp.	490,390
22,000	Texas Instruments, Inc.	1,037,300
		2,078,590

Shares/Principal Amount		Value
	Systems Software-0.7%
15,000	Microsoft Corp.	$614,850

TOTAL INFORMATION TECHNOLOGY		9,871,449

MATERIALS-5.0%
	Commodity Chemicals-0.5%
5,500	LyondellBasell Industries NV, Class A	489,170

	Diversified Chemicals-3.0%
12,000	Dow Chemical Co.	583,080
17,500	EI du Pont de Nemours & Co.	1,174,250
5,000	PPG Industries, Inc.	967,300
		2,724,630
	Fertilizers & Agricultural Chemicals-0.5%
1,800	CF Industries Holdings, Inc.	469,152

	Paper Products-1.0%
20,000	International Paper Co.	917,600

TOTAL MATERIALS		4,600,552

TELECOMMUNICATION SERVICES-1.2%
	Integrated Telecommunication Services-1.2%
10,000	AT&T, Inc.	350,700
15,000	Verizon Communications, Inc.	713,550
		1,064,250
TOTAL TELECOMMUNICATION SERVICES		1,064,250

UTILITIES-2.4%
	Electric Utilities-2.4%
12,500	Duke Energy Corp.	890,250
10,000	NextEra Energy, Inc.	956,200
7,500	Southern Co.	329,550
		2,176,000
TOTAL UTILITIES		2,176,000

TOTAL COMMON STOCKS
(Cost $38,999,830)		56,630,760

EXCHANGE TRADED FUNDS-2.5%
13,500	iShares® MSCI EAFE ETF	906,795
3,500	iShares® Russell 2000® Growth Index ETF	476,210
18,000	SPDR® Barclays Convertible Securities ETF	871,020

TOTAL EXCHANGE TRADED FUNDS
(Cost $1,926,276)		2,254,025

Shares/Principal Amount		Value
PREFERRED STOCKS-1.4%
	Investment Banking & Brokerage-0.4%
21,000	Goldman Sachs Group, Inc., Series A, 3.750%	$401,730

	Regional Banks-0.7%
15,000	BB&T Corp., Series E, 5.625%	335,850
15,000	PNC Financial Services Group, Inc., Series Q, 5.375%	323,100
		658,950
	Specialized REITS-0.3%
10,000	Public Storage, Series S, 5.900%	236,600

TOTAL PREFERRED STOCKS
(Cost $1,344,937)		1,297,280

CORPORATE BONDS-15.3%
	Automobile Manufacturers-1.9%
750,000	Ford Motor Credit Co. LLC, Sr. Unsecured Notes, 4.375%, 8/6/2023	775,402
1,000,000	Toyota Motor Credit Corp., Sr. Unsecured Notes, 2.250%, 12/7/2027(3)	911,635
		1,687,037
	Communications Equipment-1.2%
1,000,000	Cisco Systems, Inc., Sr. Unsecured Notes, 5.500%, 2/22/2016	1,092,724

	Computer Hardware-1.8%
1,000,000	Hewlett-Packard Co., Sr. Unsecured Notes, 3.000%, 9/15/2016	1,044,782
500,000	International Business Machines Corp., Sr. Unsecured Notes, 7.625%, 10/15/2018	621,308
		1,666,090
	Diversified Chemicals-1.0%
1,000,000	Dow Chemical Co., Sr. Unsecured Notes, 3.000%, 11/15/2022	952,462

	Health Care Equipment-0.6%
500,000	Medtronic, Inc., Sr. Unsecured Notes, 4.450%, 3/15/2020	549,815

	Health Care Services-0.6%
500,000	Express Scripts Holding Co., Company Guaranteed Notes, 3.125%, 5/15/2016	521,217

Shares/Principal Amount		Value
	Healthcare REITS-0.6%
$500,000	Health Care REIT, Inc., Sr. Unsecured Notes, 3.625%, 3/15/2016	$525,370

	Industrial Conglomerates-1.1%
500,000	General Electric Capital Corp., Sr. Unsecured Notes, 3.500%, 6/29/2015	518,493
500,000	General Electric Capital Corp., Sr. Unsecured Notes, 4.000%, 1/13/2027(3)	500,245
		1,018,738
	Investment Banking & Brokerage-0.6%
500,000	Morgan Stanley, Sr. Unsecured Notes, 5.550%, 4/27/2017	558,256

	Life Sciences Tools & Services-0.5%
500,000	Agilent Technologies, Inc., Sr. Unsecured Notes, 3.200%, 10/1/2022	476,726

	Networking Products-0.6%
500,000	Juniper Networks, Inc., Sr. Unsecured Notes, 3.100%, 3/15/2016	515,793

	Oil & Gas Exploration & Production-0.5%
500,000	Devon Energy Corp., Sr. Unsecured Notes, 3.250%, 5/15/2022	493,394

	Other Diversified Financial Services-2.8%
1,000,000	Citigroup, Inc., Sr. Unsecured Notes, 1.177%, 4/1/2014(4)	1,000,000
1,000,000	JPMorgan Chase & Co., Sr. Unsecured Notes, 4.400%, 7/22/2020	1,079,820
500,000	JPMorgan Chase & Co., Sr. Unsecured Notes, 4.000%, 9/28/2026(3)	502,301
		2,582,121
	Packaged Foods & Meats-0.5%
500,000	HJ Heinz Co., Sr. Unsecured Notes, 3.125%, 9/12/2021	435,625

	Regional Banks-0.5%
500,000	PNC Bank NA, Subordinate Notes, 2.950%, 1/30/2023	475,688

	Semiconductors-0.5%
500,000	Texas Instruments, Inc., Sr. Unsecured Notes, 1.650%, 8/3/2019	483,282

Shares/Principal Amount		Value

TOTAL CORPORATE BONDS
(Cost $13,714,492)		$14,034,338

U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS-3.0%
	Federal National Mortgage Association-2.0%
837,548	Series 2012-100, Class NA, 2.000%, 11/25/2041	817,214
955,052	Series 2013-72, Class HG, 3.000%, 4/25/2033	975,313
		1,792,527
	Government National Mortgage Association-1.0%
951,730	Series 2013-88, Class LV, 2.500%, 9/16/2026(4)	926,824

TOTAL U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $2,772,480)		2,719,351

U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES-3.5%
	Federal Home Loan Mortgage Corp.-1.1%
1,000,000	Pool G30681, 3.500%, 1/1/2034	1,029,842
7,376	Pool E84004, 6.000%, 6/1/2016	7,592
		1,037,434
	Federal National Mortgage Association-2.4%
77,914	Pool 254831, 5.000%, 8/1/2023	84,949
492,154	Pool AM3301, 2.350%, 5/1/2023	469,376
929,654	Pool MA1449, 3.000%, 5/1/2028	948,583
344,407	Pool AE0375, 4.000%, 7/1/2025	365,489
268,501	Pool AD6175, 4.000%, 9/1/2025	284,603
		2,153,000
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES
(Cost $3,159,752)		3,190,434

U.S. GOVERNMENT AGENCY SECURITIES-5.3%
	Federal Home Loan Banks-3.2%
500,000	1.740%, 10/10/2018	495,823
450,000	5.250%, 6/10/2022	529,620
500,000	1.250%, 10/25/2022(3)	471,741
952,381	2.900%, 9/5/2025	884,269

Shares/Principal Amount		Value
$575,000	1.250%, 9/28/2027(3)	$562,378
		2,943,831

	Federal Home Loan Mortgage Corp.-2.1%
750,000	2.050%, 5/22/2023	687,148
750,000	3.050%, 6/27/2023	729,713
500,000	2.500%, 12/26/2025	451,071
		1,867,932

TOTAL U.S. GOVERNMENT AGENCY SECURITIES
(Cost $4,919,094)		4,811,763

TAXABLE MUNICIPAL BONDS-5.7%
	Alaska-0.6%
500,000	City of Anchorage, Build America General Obligation Unlimited Bonds, 5.368%, 4/1/2026	535,035

	Florida-0.5%
425,000	Jacksonville Electric Authority, Bulk Power Supply System, Build America Revenue Bonds, 5.450%, 10/1/2025	472,222

	Michigan-0.3%
270,000	Belding Area Schools, General Obligation Unlimited Bonds, 6.700%, 5/1/2027	286,389

	Ohio-1.3%
500,000	City of Akron, Build America General Obligation Unlimited Bonds, 3.650%, 12/1/2017	499,215
630,000	Ohio State Water Development Authority, Build America Revenue Bonds, 4.042%, 12/1/2023	655,137
		1,154,352
	Pennsylvania-1.5%
500,000	Albert Gallatin Area School District Build America General Obligation Unlimited Bonds, 6.080%, 9/1/2025	570,410
500,000	State Public School Building Authority, Revenue Bonds, 5.000%, 9/15/2027	541,995
290,000	Township of East Pennsboro, Build America General Obligation Bonds, 4.590%, 9/1/2019	301,568
		1,413,973

Shares/Principal Amount		Value
	Virginia-0.6%
$500,000	Virginia Public Building Authority, Build America Revenue Bonds, 5.500%, 8/1/2027	$547,985

	West Virginia-0.3%
250,000	West Virginia University, Refunding and Improvement Revenue Bonds, Series B, 5.500%, 10/1/2020	239,947

	Wisconsin-0.6%
500,000	State of Wisconsin Transportation Authority Revenue Bonds, 5.500%, 7/1/2026	556,220

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $4,858,177)		5,206,123

TAX EXEMPT MUNICIPAL BONDS-0.5%
	West Virginia-0.5%
500,000	West Virginia Higher Education Policy Commission Revenue Bonds (Higher Education Facilities), Series B, 5.000%, 4/1/2029, (NATL-RE FGIC)	500,000

TOTAL TAX EXEMPT MUNICIPAL BONDS
(Cost $500,000)		500,000

SHORT TERM INVESTMENTS-0.7%
	Mutual Funds-0.7%
642,274	Federated U.S. Treasury Cash Reserve Fund 7-Day Yield 0.000% (at net asset value)	642,274

TOTAL SHORT TERM INVESTMENTS
(Cost $642,274)		642,274

TOTAL INVESTMENTS-99.7%
(Cost $72,837,312)		91,286,348
OTHER ASSETS AND LIABILITIES- NET(5)-0.3%		263,558
NET ASSETS-100.0%		$91,549,906

SCHEDULE OF WRITTEN OPTIONS

Number of Contracts		Value
CALL OPTIONS WRITTEN (0.0%)(6)
CONSUMER STAPLES (0.0%)(6)
	Soft Drinks (0.0%)(6)
(120)	Coca-Cola Co., Expires May, 2014, Exercise Price $39.00	$(6,480)

	Tobacco (0.0%)(6)
(100)	Altria Group, Inc., Expires April, 2014, Exercise Price $37.00	(7,100)

TOTAL CONSUMER STAPLES		(13,580)

HEALTH CARE (0.0%)(6)
	Pharmaceuticals (0.0%)(6)
(100)	Merck & Co. Inc, Expires May, 2014, Exercise Price $57.50	(12,800)

TOTAL HEALTH CARE		(12,800)

TOTAL CALL OPTIONS WRITTEN
(Premiums received $18,527)		$(26,380)

(1)	Pledged security; a portion or all of the security is pledged as collateral for written options as of March 31, 2014.
(2)	Non-income producing security.
(3)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at March 31, 2014.
(4)	Floating or variable rate security. Interest rate disclosed is that which is in effect at March 31, 2014.
(5)	Assets, other than investments in securities, less liabilities.
(6)	Amount represents less than 0.05% of net assets.

Note	:	The categories of investments are shown as a percentage of net assets at March 31, 2014.

The following acronyms are used throughout this portfolio:

ADR	-	American Depositary Receipt.
EAFE	-	Europe, Australia, Far East
ETF	-	Exchange Traded Fund.
FGIC	-	Financial Guaranty Insurance Co.
LLC	-	Limited Liability Company
Ltd.	-	Limited.
MSCI	-	Morgan Stanley Capital International
NATL-RE	-	Third party insurer for municipal debt securities.
N.V.	-	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	-	Public Limited Co.
REITS	-	Real Estate Investment Trusts
SA	-	Generally designates corporations in various countries, mostly those employing the civil law
SPDR	-	Standard & Poor’s Depository Receipts
Sr.	-	Senior.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK GOVERNMENT BOND FUND

March 31, 2014 (Unaudited)

Shares/Principal Amount		Value
U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS-54.0%
	Federal Home Loan Mortgage Corp.-24.6%
$339,110	Series 2003-2651, Class JB, 5.000%, 1/15/2018, REMIC	$358,503
180,192	Series 2005-2958, Class QJ, 4.000%, 4/15/2020, REMIC	188,792
1,070,764	Series 2005-3030, Class FL, 0.555%, 9/15/2035, REMIC(1)	1,073,234
87,749	Series 2005-3051, Class MC, 5.000%, 10/15/2024, REMIC	88,498
86,212	Series 2007-3342, Class FT, 0.605%, 7/15/2037, REMIC(1)	86,516
639,529	Series 2009-3531, Class CE, 3.000%, 1/15/2039, REMIC	663,759
275,280	Series 2009-3540, Class KF, 1.205%, 11/15/2036, REMIC(1)	282,123
2,259,351	Series 2010-3758, Class FB, 0.655%, 11/15/2040, REMIC(1)	2,265,540
4,523,557	Series 2011-3905, Class MP, 2.000%, 3/15/2041, REMIC	4,513,307
2,187,872	Series 2011-3914, Class MA, 3.000%, 6/15/2026, REMIC	2,179,361
11,420,798	Series 2012-3984, Class MA, 2.000%, 1/15/2040, REMIC	11,299,052
6,286,477	Series 2012-3984, Class PA, 2.000%, 12/15/2039, REMIC	6,243,113
7,852,911	Series 2012-4002, Class CA, 2.000%, 8/15/2041, REMIC(1)	7,786,523
3,807,249	Series 2012-4005, Class PA, 2.000%, 10/15/2041, REMIC	3,814,311
6,141,053	Series 2012-4099, Class BD, 2.000%, 6/15/2039, REMIC	5,960,132
5,230,896	Series 2012-4136, Class NA, 1.250%, 11/15/2027, REMIC	4,868,437
5,541,418	Series 2012-4145, Class YC, 1.500%, 12/15/2027, REMIC	5,378,544
4,512,178	Series 2013-4184, Class PA, 2.000%, 10/15/2042, REMIC	4,386,437
4,644,136	Series 2013-4249, Class KD, 3.000%, 11/15/2042, REMIC	4,728,687
		66,164,869
	Federal National Mortgage Association-28.5%
2,720,493	Series 2003-44, Class Q, 3.500%, 6/25/2033, REMIC	2,840,725
3,726,736	Series 2005-13, Class FQ, 0.554%, 3/25/2035, REMIC(1)	3,730,570
173,766	Series 2008-12, Class D, 4.500%, 4/25/2036, REMIC	175,458

Shares/Principal Amount		Value
$1,558,877	Series 2011-121, Class PD, 2.000%, 12/25/2040, REMIC	$1,547,417
2,642,757	Series 2011-45, Class TE, 3.000%, 3/25/2025, REMIC	2,740,327
4,871,723	Series 2012-103, Class CE, 2.000%, 6/25/2039, REMIC(1)	4,828,131
4,404,669	Series 2012-103, Class NG, 1.750%, 11/25/2041, REMIC	4,234,036
4,627,500	Series 2012-153, Class KB, 1.750%, 1/25/2042, REMIC	4,409,739
4,075,302	Series 2012-17, Class EA, 2.000%, 3/25/2041, REMIC	4,000,174
4,041,997	Series 2012-30, Class CA, 2.000%, 10/25/2041, REMIC	4,005,550
3,738,643	Series 2012-31, Class NP, 2.000%, 4/25/2041, REMIC	3,598,911
3,966,434	Series 2012-69, Class PH, 2.750%, 1/25/2042, REMIC	4,038,718
3,735,796	Series 2013-10, Class NE, 2.000%, 1/25/2042, REMIC	3,600,542
4,829,777	Series 2013-102, Class DG, 3.000%, 5/25/2032, REMIC	4,958,399
4,727,297	Series 2013-20, Class YA, 2.000%, 3/25/2042, REMIC	4,572,988
4,472,311	Series 2013-27, Class HA, 3.000%, 10/25/2042, REMIC	4,575,344
4,621,774	Series 2013-9, Class MB, 2.000%, 2/25/2033, REMIC	4,444,044
4,662,184	Series 2013-74, Class DG, 3.500%, 3/25/2028, REMIC	4,879,657
4,200,734	Series 2013-74, Class HA, 3.000%, 10/25/2037, REMIC	4,272,394
4,815,080	Series 2013-92, Class A, 3.500%, 12/25/2038, REMIC	5,008,170
		76,461,294
	Government National Mortgage Association-0.9%
2,539,951	Series 2011-11, Class PC, 2.000%, 4/20/2040	2,517,607

TOTAL U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $147,644,324)		145,143,770

U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES-13.1%
	Federal Home Loan Mortgage Corp.-1.2%
936,824	Pool C91349, 4.500%, 12/1/2030	1,015,903
2,088,992	Pool C91361, 4.000%, 3/1/2031	2,201,679
		3,217,582

Shares/Principal Amount		Value
	Federal National Mortgage Association-11.9%
$852,686	Pool 972080, 5.000%, 2/1/2023	$918,298
1,558,354	Pool AM2737, 1.660%, 3/1/2023	1,523,866
7,936,061	Pool MA0641, 4.000%, 2/1/2031	8,375,418
4,282,849	Pool MA0667, 4.000%, 2/1/2031	4,520,770
3,360,763	Pool MA0695, 4.000%, 4/1/2031	3,547,208
2,043,711	Pool MA0756, 4.000%, 5/1/2031	2,156,599
5,786,753	Pool MA0818, 4.000%, 8/1/2031	6,106,772
4,778,506	Pool MA1459, 3.000%, 6/1/2033	4,773,087
		31,922,018

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES
(Cost $34,303,515)		35,139,600

U.S. GOVERNMENT AGENCY SECURITIES-6.5%
	Federal Agricultural Mortgage Corp.-1.2%
3,000,000	5.125%, 4/19/2017(2)	3,365,172

	Federal Farm Credit Bank-1.9%
5,000,000	2.100%, 12/5/2022	4,658,770
450,000	2.400%, 2/13/2023	427,376
		5,086,146

	Federal Home Loan Bank-0.7%
500,000	1.250%, 1/30/2023(3)	474,044
500,000	1.500%, 5/22/2023(3)	473,867
1,000,000	2.770%, 4/4/2025	921,408
		1,869,319

	Federal Home Loan Mortgage Corp.-2.5%
3,000,000	2.080%, 5/22/2023	2,766,270
2,000,000	3.050%, 6/27/2023	1,945,902
2,000,000	3.000%, 12/19/2025	1,888,754
		6,600,926

	Federal National Mortgage Association-0.2%
500,000	5.730%, 5/26/2027	528,915

TOTAL U.S. GOVERNMENT AGENCY SECURITIES
(Cost $17,916,899)		17,450,478

U.S. TREASURY BONDS-4.3%
	U.S. Treasury Bonds-4.3%
8,000,000	7.625%, 2/15/2025	11,681,872

Shares/Principal Amount		Value

TOTAL U.S. TREASURY BONDS
(cost $12,599,335)		$11,681,872

TAXABLE MUNICIPAL BONDS-18.3%
	Alaska-0.4%
880,000	Alaska Municipal Bond Bank Authority, Taxable Revenue Bonds, Series B-1, 5.993%, 9/1/2025	948,904

	Arizona-0.4%
1,000,000	Maricopa County Elementary School District No. 3-Tempe, Build America General Obligation Bonds, Series A, 6.000%, 7/1/2026	1,116,500

	California-0.2%
500,000	Pasadena Public Financing Authority, Build America Revenue Bonds, Series B, 6.998%, 3/1/2034	598,670

	Colorado-0.8%
1,000,000	Larimer County School District No. R-1 Poudre, Build America General Obligation Bonds, 5.603%, 12/15/2025	1,069,680
1,000,000	Metropolitan State College of Denver, Institutional Enterprise, Build America Revenue Bonds, 5.460%, 12/1/2023	1,092,510
		2,162,190
	Illinois-1.6%
1,000,000	Chicago Transit Authority, Transfer Tax Receipts Revenue Bonds, Series B, 6.300%, 12/1/2021	1,115,970
455,000	Cook County School District No. 148 Dolton, General Obligation Bonds, Series E, 6.100%, 12/1/2021	507,293
1,000,000	Peoria Public Building Commission, School District Facilities, Build America Revenue Bonds, 6.140%, 12/1/2025	1,110,060
250,000	Sangamon County School District No. 186 Springfield, Build America General Obligation Bonds, 5.950%, 2/1/2025	250,827
	Will Grundy Counties Community College District No. 525, Build America General Obligation Bonds:
145,000	6.100%, 1/1/2023	160,872
1,000,000	6.650%, 1/1/2026	1,118,450
		4,263,472

Shares/Principal Amount		Value
	Indiana-0.9%
$550,000	Eastern Howard Third Millennium School Building Corp. Revenue Bonds, 2.550%, 1/15/2022	$516,808
	Evansville Vanderburgh Public Library Leasing Corp. Revenue Bonds:
770,000	3.100%, 1/15/2023	717,440
700,000	3.150%, 7/15/2023	652,764
470,000	Indiana Bond Bank, Special Project Revenue Bonds, Series C, 5.600%, 2/1/2025	500,672
		2,387,684
	Kansas-0.5%
450,000	City of Olathe, Water & Sewer System, Build America Revenue Bonds, Series A, 5.300%, 7/1/2026	482,269
	Johnson County Unified School District No. 232 De Soto, Build America General Obligation Bonds:
200,000	5.400%, 9/1/2022	206,284
380,000	5.500%, 9/1/2023	391,940
300,000	Sedgwick County Unified School District No. 265 Goddard, Build America General Obligation Bonds, 6.050%, 10/1/2024	339,939
		1,420,432
	Kentucky-2.3%
1,190,000	Boyd County School District Finance Corp., Build America Revenue Bonds, 5.750%, 2/1/2025	1,284,510
1,560,000	Campbell & Kenton Counties Sanitation District No. 1, Build America Revenue Bonds, 5.300%, 8/1/2025	1,664,676
300,000	City of Elizabethtown, Kentucky, Build America General Obligation Unlimited Bonds, Series A, 5.250%, 7/1/2027	318,477
	City of Owensboro, General Obligation Bonds:
300,000	5.125%, 12/1/2024	316,587
315,000	5.250%, 12/1/2025	333,465
1,120,000	Kentucky Asset Liability Commission, Revenue Bonds, 2.998%, 4/1/2023	1,056,194
1,000,000	Kentucky Municipal Power Agency, Build America Revenue Bonds, 5.760%, 9/1/2024	1,085,970
		6,059,879
	Michigan-1.1%
570,000	City of Lansing, Michigan, Build America General Obligation Bonds, 6.350%, 5/1/2023	624,133

Shares/Principal Amount		Value
$345,000	County of St. Clair, Michigan, General Obligation Limited Bonds, 2.450%, 4/1/2021	$328,547
825,000	Grand Rapids Community College, Build America General Obligation Bonds, 5.990%, 5/1/2023	885,629
1,000,000	Holland School District, Build America General Obligation Bonds, 6.030%, 5/1/2024	1,076,400
		2,914,709
	Minnesota-0.2%
500,000	Lake City Independent School District No. 813, Minnesota, Build America General Obligation Bonds, 5.200%, 2/1/2026	527,960

	Mississippi-0.1%
240,000	Mississippi Development Bank, Revenue Bonds, Series B, 5.150%, 6/1/2023	262,743

	Missouri-1.5%
1,620,000	County of St. Charles, Missouri, Build America Special Obligation Bonds, 5.805%, 10/1/2025	1,774,159
2,000,000	St. Louis School District, General Obligation Bonds, 6.250%, 4/1/2026	2,370,760
		4,144,919
	New Jersey-0.1%
245,000	New Jersey Environmental Infrastructure Trust, Revenue Bonds, Series C, 3.000%, 9/1/2021	239,617

	New Mexico-0.2%
515,000	Rio Rancho, New Mexico, Gross Receipts Tax Revenue Bonds, 2.220%, 6/1/2020	489,260

	New York-0.2%
590,000	County of Oneida, General Obligation Bonds, 6.500%, 4/15/2023	662,782

	North Carolina-0.4%
925,000	County of Guilford, North Carolina, Build America General Obligation Unlimited Bonds, 4.791%, 8/1/2023	1,036,500

	Ohio-3.2%
1,250,000	American Municipal Power-Ohio, Inc., Build America Revenue Bonds, 5.964%, 2/15/2024	1,371,362

Shares/Principal Amount		Value
$285,000	City of Columbus Ohio, General Obligation Unlimited Bonds, 4.000%, 2/15/2028	$299,900
1,000,000	Coshocton Ohio City School District General Obligation Unlimited Bonds, 5.087%, 12/1/2026	996,880
500,000	County of Cuyahoga, Variable Purpose, Build America General Obligation Bonds, 5.392%, 12/1/2025	548,185
500,000	Hilliard School District, General Obligation Bonds, 5.550%, 12/1/2025	552,460
1,085,000	Jackson City, Ohio, School District Unlimited General Obligation Unlimited Bonds, 3.000%, 12/1/2024	1,001,802
	Miami County, Recovery Zone Economic Development Build America General Obligation Bonds:
180,000	4.650%, 12/1/2019	194,888
260,000	5.500%, 12/1/2022	281,980
1,000,000	Northwest Local School District (Stark Summit & Wayne Counties), General Obligation Bonds, 5.050%, 12/1/2025	1,027,460
580,000	Ohio State Building Authority, Build America Revenue Bonds, 4.780%, 10/1/2020	634,010
800,000	Ohio State University, Higher Educational Facility Commission Revenue Bonds, 2.459%, 11/1/2021	753,312
900,000	Willoughby-Eastlake City School District, Certificate of Participation, Series A, 6.544%, 3/1/2026	966,726
		8,628,965
	Oregon-0.7%
1,000,000	Oregon State Department of Administrative Services Lottery, Revenue Bonds, 5.375%, 4/1/2021	1,047,890
750,000	Washington County, Clean Water Services Sewer, Build America Revenue Bonds, 5.228%, 10/1/2025	857,265
		1,905,155
	Pennsylvania-1.3%
1,000,000	City of Reading, Pennsylvania, General Obligation Unlimited Bonds, 5.480%, 11/15/2026	1,018,450
1,000,000	Lebanon Authority, Build America Revenue Bonds, 5.970%, 12/15/2025	1,055,440

Shares/Principal Amount		Value
$1,000,000	Peters Township, Pennsylvania, School District Washington County General Obligation Limited Bonds, 3.310%, 9/1/2026	$924,650
500,000	University of Pittsburgh, Pennsylvania, Commonwealth System of Higher Education Capital Project Revenue Bonds, Series B, 5.000%, 9/15/2028	554,655
		3,553,195
	South Carolina-0.4%
925,000	Richland County School District No. 2, General Obligation Bonds, 5.100%, 5/1/2026	964,683

	Texas-1.5%
500,000	City of Austin, Electric Utility System, Build America Revenue Bonds, 5.086%, 11/15/2025	534,910
1,000,000	San Antonio Independent School District, Build America General Obligation Bonds, 5.433%, 8/15/2025	1,131,970
2,195,000	University of Texas System, Build America General Revenue Bonds, Series C, 4.125%, 8/15/2025	2,310,457
		3,977,337
	Utah-0.2%
500,000	County of Utah, Excise Tax, Build America Revenue Bonds, Series B, 6.120%, 12/1/2023	560,855

	West Virginia-0.1%
250,000	West Virginia Housing Development Fund Revenue Bonds, 2.700%, 11/1/2023	230,560

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $47,587,775)		49,056,971

SHORT TERM INVESTMENTS-3.4%
	Mutual Funds-3.4%
9,046,485	Federated U.S. Treasury Cash Reserve Fund 7-Day Yield 0.000% (at net asset value)	9,046,485

TOTAL SHORT TERM INVESTMENTS
(Cost $9,046,485)		9,046,485

TOTAL INVESTMENTS-99.6%
(Cost $269,098,333)		267,519,176
OTHER ASSETS AND LIABILITIES- NET(4)-0.4%		949,373
NET ASSETS-100.0%		$268,468,549

(1)	Floating or variable rate security. Interest rate disclosed is that which is in effect at March 31, 2014.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, these securities amounted to a value of $3,365,172 or 1.3% of net assets.
(3)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at March 31, 2014.
(4)	Assets, other than investments in securities, less liabilities.

Note	:	The categories of investments are shown as a percentage of net assets at March 31, 2014.

The following acronyms are used throughout this portfolio:

REMIC	-	Real Estate Mortgage Investment Conduit.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

March 31, 2014 (Unaudited)

Shares/Principal Amount		Value
MUNICIPAL BONDS-98.4%
	Alabama-0.9%
$930,000	City of Huntsville, Alabama, General Obligation Limited Bonds, Series B, 4.000%, 6/1/2027	$980,118

	New Mexico-0.1%
125,000	New Mexico State Mortgage Finance Authority Revenue Bonds, 3.000%, 3/1/2024	116,640

	Ohio-1.9%
500,000	City of Toledo, Ohio, Water System Revenue Bonds, 3.000%, 11/15/2026	481,105
400,000	Ohio State University, Special Obligation Revenue Bonds, 3.375%, 12/1/2028	390,696
1,100,000	Westerville, Ohio, General Obligation Limited Bonds, 5.000%, 12/1/2028	1,277,815
		2,149,616
	Pennsylvania-1.0%
	City of Altoona, Pennsylvania, General Obligation Unlimited Bonds:
305,000	4.250%, 9/1/2025	307,086
40,000	4.250%, 9/1/2025	40,674
200,000	Township of Heidelberg, Pennsylvania, Revenue Bonds, 2.875%, 12/1/2027	182,876
500,000	University of Pittsburgh, Pennsylvania, Commonwealth System of Higher Education Capital Project Revenue Bonds, Series B, 5.000%, 9/15/2028	554,655
		1,085,291
	Texas-2.5%
500,000	City of Dallas, Texas, Waterworks & Sewer System Revenue Bonds, 5.000%, 10/1/2029, (AGM)	535,795
1,000,000	Harris County, Texas, Municipal Utility District No. 368 General Obligation Bonds, 5.500%, 9/1/2036, (AGM)	1,043,230
	Montgomery County, Texas, Municipal Utility District No. 83 General Obligation Unlimited Bonds:
435,000	3.375%, 9/1/2025	403,841

Shares/Principal Amount		Value
$455,000	3.500%, 9/1/2026	$421,508
475,000	3.500%, 9/1/2027	428,882
		2,833,256
	West Virginia-92.0%
1,170,000	Berkeley County, West Virginia, Board of Education General Obligation Unlimited Bonds, 3.375%, 5/1/2022	1,228,055
	Berkeley County, West Virginia, Building Commission Lease Revenue Bonds (County Facility Project):
320,000	4.750%, 12/1/2019	328,157
880,000	4.125%, 12/1/2030	865,885
825,000	Berkeley County, West Virginia, Building Commission Lease Revenue Bonds (Judicial Center Project), 4.700%, 12/1/2024, (NATL-RE)	839,116
	Berkeley County, West Virginia, Public Service District Revenue Bonds:
250,000	4.250%, 12/1/2024, (AGM)	255,182
500,000	Series A, 2.200%, 12/1/2022	478,175
	Berkeley County, West Virginia, Public Service Sewer District Revenue Bonds:
1,045,000	Series A, 3.500%, 10/1/2023	1,057,153
700,000	Series A, 4.650%, 3/1/2037	701,673
105,000	Series C, 2.000%, 10/1/2015	106,695
285,000	Series C, 3.500%, 10/1/2025	287,699
575,000	Braxton County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools), 5.000%, 5/1/2022, (FSA)	617,901
	Calhoun County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools):
195,000	3.600%, 6/1/2024	202,102
205,000	3.750%, 6/1/2025	213,491
215,000	3.850%, 6/1/2026	224,013
	Charles Town, West Virginia, Waterworks & Sewer System Revenue Bonds (Combination):
200,000	Series A, 3.400%, 10/1/2014	201,944
205,000	Series A, 3.600%, 10/1/2015	210,049
200,000	Series A, 3.800%, 10/1/2016	204,708
	City of Buckhannon, West Virginia, Commercial Development Revenue Bonds:
190,000	Series A, 2.750%, 12/1/2018	186,401
195,000	Series A, 2.750%, 12/1/2019	189,105
895,000	Series A, 4.400%, 8/1/2025	906,841
245,000	Series A, 3.500%, 12/1/2026	224,881
250,000	Series A, 3.600%, 12/1/2027	227,930

Shares/Principal Amount		Value
$265,000	Series A, 3.700%, 12/1/2028	$240,548
	City of Fairmont, West Virginia Water Revenue Bonds:
520,000	2.700%, 7/1/2022	501,275
515,000	2.750%, 7/1/2023	491,186
500,000	4.000%, 7/1/2024	517,685
605,000	3.000%, 7/1/2025	584,727
575,000	3.100%, 7/1/2026	553,903
1,000,000	3.150%, 7/1/2027	960,040
	City of Kingwood, West Virginia, Sewer System Revenue Bonds:
150,000	3.500%, 10/1/2016	151,329
230,000	4.000%, 10/1/2020	231,359
	City of Martinsburg, West Virginia, Combined Waterworks & Sewerage System Revenue Bonds:
250,000	Series A, 3.000%, 9/1/2023, (AGM)	240,570
490,000	Series A, 3.500%, 9/1/2027, (AGM)	490,304
500,000	City of Wheeling, West Virginia, Waterworks & Sewerage System Revenue Bonds, 4.000%, 6/1/2026	520,225
	Clarksburg, West Virginia, Water Revenue Bonds:
400,000	Series A, 2.100%, 9/1/2018	391,548
600,000	Series A, 2.200%, 9/1/2019	585,576
	Fairmont State University, West Virginia, Revenue Bonds:
1,400,000	Series B, 3.000%, 6/1/2024	1,310,498
1,000,000	Series B, 3.100%, 6/1/2025	937,190
250,000	Hampshire County Building Commission Lease Revenue Bonds, Series A, 3.500%, 1/1/2020	249,087
	Hardy County, West Virginia Board of Education:
1,285,000	2.250%, 6/1/2024	1,163,439
1,405,000	2.450%, 6/1/2026	1,246,277
610,000	2.625%, 6/1/2028	530,840
	Jefferson County, West Virginia, Public Service Sewer District Revenue Bonds:
150,000	Series A, 3.000%, 6/1/2020	145,628
135,000	Series A, 3.250%, 6/1/2023	130,311
	Marshall County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools):
1,175,000	5.000%, 5/1/2021, (NATL-RE)	1,293,757
1,000,000	5.000%, 5/1/2022, (NATL-RE)	1,097,270
	Monongalia County, West Virginia, Building Commission Hospital Revenue Bonds (Monongalia General Hospital):
860,000	Series A, 5.250%, 7/1/2020	875,910
500,000	Series A, 5.000%, 7/1/2030	508,295
525,000	Series A, 5.250%, 7/1/2035	528,790

Shares/Principal Amount		Value
	Monongalia County, West Virginia, Building Commission Lease Revenue Bonds (Monangalia County Building):
$300,000	Series A, 4.000%, 2/1/2022	$323,385
250,000	Series A, 4.000%, 2/1/2023	266,595
450,000	Series A, 3.000%, 2/1/2025	447,516
750,000	Series A, 3.125%, 2/1/2026	746,670
500,000	Morgantown, West Virginia, Revenue Bonds, 3.000%, 12/1/2016, (AGM)	520,155
	Parkersburg, West Virginia, Waterworks & Sewer System Revenue Bonds:
135,000	Series A, 4.000%, 8/1/2018, (NATL-RE FGIC)	137,963
1,930,000	Series A, 5.000%, 8/1/2019, (NATL-RE FGIC)	1,992,571
500,000	Series A, 4.500%, 8/1/2022, (NATL-RE FGIC)	508,690
600,000	Pleasants County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools), 4.000%, 5/1/2026	625,536
3,470,000	Preston County Board of Education General Obligation Unlimited Bonds, 4.000%, 5/1/2026	3,651,238
1,195,000	Putnam County, West Virginia, Building Commission Lease Revenue Bonds (County Service Building Project), Series A, 5.375%, 12/1/2023	1,253,579
562,000	Randolph County, West Virginia, County Commission Health System Revenue Bonds (Davis Health System, Inc.), Series A, 5.200%, 11/1/2015, (AGM)	563,023
	West Virginia Building Commission Lease Revenue Bonds (West Virginia Regional Jail):
1,145,000	Series A, 5.375%, 7/1/2018, (AMBAC)	1,243,092
3,000,000	Series A, 5.375%, 7/1/2021, (AMBAC)	3,270,810
1,500,000	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile & Public), 4.000%, 6/1/2024	1,570,335
1,630,000	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile Safety), Series A, 5.000%, 6/1/2029, (NATL-RE)	1,642,730

Shares/Principal Amount		Value
$1,000,000	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile), 4.000%, 6/1/2023	$1,056,050
	West Virginia Economic Development Authority Lease Revenue Bonds (Department of Environmental Protection):
1,280,000	Series B, 3.375%, 11/1/2025	1,269,670
755,000	Series B, 3.500%, 11/1/2026	749,670
	West Virginia Economic Development Authority Lease Revenue Bonds (State Energy Savings Project):
920,000	4.500%, 6/1/2020	940,258
860,000	4.750%, 6/1/2022	878,103
150,000	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building & Parking Lot), Series A, 3.000%, 8/1/2015	154,753
	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building):
1,525,000	Series A, 5.000%, 6/1/2025	1,719,560
365,000	Series B, 3.375%, 10/1/2023	371,176
390,000	Series B, 3.500%, 10/1/2024	397,480
415,000	Series B, 3.625%, 10/1/2025	423,611
435,000	Series B, 3.750%, 10/1/2026	444,418
2,050,000	West Virginia Economic Development Authority Lease Revenue Bonds (The Diamond Project), 2.500%, 12/15/2022	1,962,035
570,000	West Virginia Economic Development Authority Lease Revenue Bonds (West Virginia Facilities), Series A, 5.000%, 3/1/2019	571,419
305,000	West Virginia Economic Development Authority Lottery Revenue Bonds, Series A, 5.000%, 6/15/2028	340,911
1,000,000	West Virginia Economic Development Authority Revenue Bonds, 3.750%, 6/15/2023	1,043,840
1,500,000	West Virginia Higher Education Governing Board University Revenue Bonds (Marshall University), 5.000%, 5/1/2023	1,677,000
	West Virginia Higher Education Policy Commission Revenue Bonds (Higher Education Facilities):
235,000	Series A, 3.750%, 4/1/2019	254,921
405,000	Series A, 4.000%, 4/1/2020	443,111
300,000	Series A, 4.250%, 4/1/2023	314,436

Shares/Principal Amount		Value
$485,000	Series A, 5.000%, 4/1/2026	$547,216
150,000	Series B, 5.000%, 4/1/2016	150,000
40,000	Series B, 5.000%, 4/1/2016	40,131
2,315,000	Series B, 5.000%, 4/1/2018, (NATL-RE FGIC)	2,315,000
360,000	Series B, 3.200%, 4/1/2024	361,008
2,805,000	Series B, 5.000%, 4/1/2024, (NATL-RE FGIC)	2,805,000
375,000	Series B, 3.375%, 4/1/2025	378,011
385,000	Series B, 3.500%, 4/1/2026	388,480
400,000	Series B, 3.600%, 4/1/2027	403,324
1,070,000	West Virginia Hospital Finance Authority Lease Revenue Bonds (Veterans Nursing Home), 5.500%, 3/1/2019	1,070,856
1,000,000	West Virginia Hospital Finance Authority Revenue Bonds (ARCs Improvement), Series D, 5.375%, 6/1/2028, (AGM)	1,071,940
300,000	West Virginia Hospital Finance Authority Revenue Bonds (United Hospital Center, Inc. Project), Series A, 4.500%, 6/1/2026, (AMBAC)	302,196
	West Virginia Housing Development Fund Revenue Bonds:
600,000	Series A, 1.600%, 11/1/2017	602,706
685,000	Series A, 2.000%, 11/1/2018	687,747
325,000	Series A, 3.600%, 5/1/2022	336,164
1,340,000	Series A, 3.200%, 11/1/2023	1,358,666
1,000,000	Series A, 3.800%, 11/1/2024	1,029,920
	West Virginia School Building Authority Excess Lottery Revenue Bonds:
450,000	4.125%, 7/1/2017	492,961
450,000	4.250%, 7/1/2018	501,282
310,000	5.000%, 7/1/2026	342,727
500,000	Series A, 3.000%, 7/1/2025	471,785
700,000	Series A, 3.125%, 7/1/2026	662,865
200,000	Series B, 3.000%, 7/1/2018	212,120
370,000	Series B, 4.000%, 7/1/2023	395,919
515,000	West Virginia School Building Authority Lottery Revenue Capital Improvement Bonds, Series A, 5.000%, 7/1/2026	584,242
810,000	West Virginia State Road, General Obligation Bonds, 5.000%, 6/1/2024, (NATL-RE FGIC)	845,373
500,000	West Virginia State Road, General Obligation Unlimited Bonds, 5.000%, 6/1/2021, (NATL-RE FGIC)	523,320
	West Virginia State University Revenue Bonds:
300,000	Series A, 1.500%, 10/1/2016	294,000
335,000	Series A, 3.000%, 10/1/2020	328,783
340,000	Series A, 2.550%, 10/1/2021	321,021

Shares/Principal Amount		Value
	West Virginia University Revenue Bonds (West Virginia University Project):
$425,000	2.625%, 10/1/2024	$390,103
1,000,000	Series A, 5.500%, 4/1/2016, (NATL-RE)	1,094,900
500,000	Series B, 5.000%, 10/1/2021, (NATL-RE FGIC)	511,980
345,000	Series B, 5.000%, 10/1/2025	393,238
750,000	Series B, 4.125%, 10/1/2031	769,215
1,000,000	Series C, 5.000%, 10/1/2026, (NATL-RE FGIC)	1,023,960
1,275,000	Series C, 5.000%, 10/1/2027, (NATL-RE FGIC)	1,305,549
500,000	Series C, 5.000%, 10/1/2034, (AGM)	511,980
2,000,000	Series C, 5.000%, 10/1/2034, (NATL-RE FGIC)	2,047,920
1,090,000	West Virginia Water Development Authority Infrastructure Revenue Bonds (West Virginia Infrastructure Jobs Program), Series A, 4.750%, 10/1/2023, (AGM)	1,162,038
500,000	West Virginia Water Development Authority Revenue Bonds, Series A, 5.000%, 11/1/2035, (AGM)	519,055
1,395,000	West Virginia Water Development Authority Revenue Bonds (Loan Program), 4.000%, 11/1/2025	1,482,411
	West Virginia Water Development Authority Revenue Bonds (Loan Program II):
605,000	Series A-II, 3.000%, 11/1/2024	601,733
600,000	Series A-II, 3.250%, 11/1/2025	601,956
1,000,000	Series A-II, 5.000%, 11/1/2025, (NATL-RE FGIC)	1,041,270
900,000	Series A-II, 4.250%, 11/1/2026, (NATL-RE FGIC)	918,171
1,000,000	Series A-II, 5.000%, 11/1/2033, (NATL-RE FGIC)	1,031,980
725,000	Series B-II, 4.000%, 11/1/2025	770,429
	West Virginia Water Development Authority Revenue Bonds (Loan Program IV):
500,000	Series A, 5.000%, 11/1/2019, (AGM)	528,310
1,000,000	Series B-IV, 5.125%, 11/1/2024, (AMBAC)	1,044,140
650,000	Series B-IV, 4.750%, 11/1/2035, (AMBAC)	666,679
1,000,000	West Virginia, General Obligation Unlimited Bonds, Series A, 5.200%, 11/1/2026	1,159,950

Shares/Principal Amount		Value
$395,000	West Virginia, General Obligation Unlimited Bonds (Capital Appreciation Infrastructure), Series A, Zero Coupon, 11/1/2021, (NATL-RE FGIC)	$330,169
	Wheeling, West Virginia, Waterworks & Sewer System Revenue Bonds:
370,000	Series A, 3.250%, 6/1/2015	383,301
700,000	Series A, 3.500%, 6/1/2016, (AGM)	746,802
625,000	Series A, 3.000%, 6/1/2018	654,419
875,000	Series A, 3.000%, 6/1/2019	908,530
500,000	Series A, 4.250%, 6/1/2026, (AGM)	512,755
500,000	Series A, 4.750%, 6/1/2036, (AGM)	512,775
		103,461,514
TOTAL MUNICIPAL BONDS
(Cost $109,501,978)		110,626,435

SHORT TERM INVESTMENTS-0.4%
	Mutual Funds-0.4%
443,483	Federated U.S. Treasury Cash Reserve Fund 7-Day Yield 0.000% (at net asset value)	443,483

TOTAL SHORT TERM INVESTMENTS
(Cost $443,483)		443,483

TOTAL INVESTMENTS-98.8%
(Cost $109,945,461)		111,069,918
OTHER ASSETS AND LIABILITIES- NET(1)-1.2%		1,344,650
NET ASSETS-100.0%		$112,414,568

(1)	Assets, other than investments in securities, less liabilities.

Note	:	The categories of investments are shown as a percentage of net assets at March 31, 2014.

The following acronyms are used throughout this portfolio:

AGM	-	Assured Guaranty Municipal.
AMBAC	-	AMBAC Indemnity Corp.
ARCs	-	Auction Rate Certificates.
FGIC	-	Financial Guaranty Insurance Co.
FSA	-	Financial Security Assurance, Inc.
NATL-RE	-	Third party insurer for municipal debt securities.

See accompanying Notes to Quarterly Portfolio of Investments.

Notes to Quarterly Portfolio of Investments

March 31, 2014 (unaudited)

1. Organization

WesMark Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios (individually referred to as the “Fund”, or collectively as the “Funds”) which are presented herein:

Portfolio Name	Diversification	Investment Objective
WesMark Small Company Growth Fund (“Small Company Growth Fund”)	Diversified	To achieve capital appreciation
WesMark Growth Fund (“Growth Fund”)	Diversified	To achieve capital appreciation
WesMark Balanced Fund (“Balanced Fund”)	Diversified	To achieve capital appreciation and income
WesMark Government Bond Fund (“Government Bond Fund”)	Diversified	To achieve high current income consistent with preservation of capital
WesMark West Virginia Municipal Bond Fund (“West Virginia Municipal Bond Fund”)	Non-diversified	To achieve current income which is exempt from federal income tax and income taxes imposed by the State of West Virginia

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

The accompanying financial statements were prepared in accordance with GAAP in the United States, which require the use of estimates made by management of the Funds. Actual results could differ from those estimated.

Investment Valuation – In calculating its net asset value (NAV), the Funds generally value investments as follows:

››	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
››	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
››	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
››	Options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.
››	Shares of other mutual funds are valued based upon their reported NAVs.

If the Funds cannot obtain a price or price evaluation from a pricing service for an investment, the Funds may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Funds use the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Funds could purchase or sell an investment at the price used to calculate the Funds’ NAVs.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. The Funds normally use mid evaluations (a price evaluation indicative of a price between the bid and asked prices for an investment) for fixed-income securities. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

››	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
››	With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets; and
››	Corporate announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Funds may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Funds will determine the fair value of the investment using another method approved by the Trustees.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized in the three broad Levels listed below:

¡	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.
¡	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
¡	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of March 31, 2014, in valuing the Funds’ investments carried at value:

WesMark Small Company Growth Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks	$88,144,247	$–	$–	$88,144,247
Exchange Traded Funds	3,902,340	–	–	3,902,340
Short Term Investments	3,556,568	–	–	3,556,568

Total	$95,603,155	$–	$–	$95,603,155

WesMark Growth Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks	$337,481,050	$–	$–	$337,481,050
Short Term Investments	11,246,535	–	–	11,246,535

Total	$348,727,585	$–	$–	$348,727,585

WesMark Balanced Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks	$56,630,760	$–	$–	$56,630,760
Exchange Traded Funds	2,254,025	–	–	2,254,025
Preferred Stocks	1,297,280	–	–	1,297,280
Corporate Bonds	–	14,034,338	–	14,034,338
U.S. Government Agency - Collateralized Mortgage Obligations	–	2,719,351	–	2,719,351
U.S. Government Agency - Mortgage Backed Securities	–	3,190,434	–	3,190,434
U.S. Government Agency Securities	–	4,811,763	–	4,811,763
Taxable Municipal Bonds	–	5,206,123	–	5,206,123
Tax Exempt Municipal Bonds	–	500,000	–	500,000
Short Term Investments	642,274	–	–	642,274

Total	$60,824,339	$30,462,009	$–	$91,286,348

Other Financial Instruments

Liabilities
Written Options	$(26,380)	$–	$–	$(26,380)

Total	$(26,380)	$–	$–	$(26,380)

WesMark Government Bond Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

U.S. Government Agency - Collateralized Mortgage Obligations	$–	$145,143,770	$–	$145,143,770
U.S. Government Agency - Mortgage Backed Securities	–	35,139,600	–	35,139,600
U.S. Government Agency Securities	–	17,450,478	–	17,450,478
U.S. Treasury Bonds	–	11,681,872	–	11,681,872
Taxable Municipal Bonds	–	49,056,971	–	49,056,971
Short Term Investments	9,046,485	–	–	9,046,485

Total	$9,046,485	$258,472,691	$–	$267,519,176

Wesmark West Virginia Municipal Bond Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Municipal Bonds	$–	$110,626,435	$–	$110,626,435
Short Term Investments	443,483	–	–	443,483

Total	$443,483	$110,626,435	$–	$111,069,918

All securities of the Funds were valued using either Level 1 or Level 2 inputs during the three months ended March 31, 2014. Thus, a reconciliation of assets in which unobservable inputs (Level 3) were used is not applicable for the Funds.

There were no transfers into and out of Level 1 and Level 2 during the period. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

*For detailed descriptions of sector and/or geography classifications, see the accompanying Portfolio of Investments.

Investment Income, Expenses and Distributions – Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date.

Trust level expenses are allocated to each Fund based on net assets, equally across all Funds, or to a specific Fund, whichever is deemed most appropriate for a particular expense. Each Fund pays its own expenses.

Distributions of net investment income, if any, for the Small Company Growth Fund and Growth Fund are declared and paid quarterly. Distributions of net investment income for the Balanced Fund are declared and paid monthly, and distributions of net investment income for the Government Bond Fund and West Virginia Municipal Bond Fund are declared daily and paid monthly. Distributions of capital gains, if any, for Small Company Growth Fund, Growth Fund, and Balanced Fund, are declared and paid annually.

Premium and Discount Amortization/Paydown Gains and Losses – All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

When-Issued and Delayed Delivery Transactions – The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities – Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

3. Derivative Instruments and Hedging Activities: The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ exposure to derivative contracts and hybrid instruments, either directly or indirectly through another investment company, may involve risks different from or possibly greater than the risk associated with investing directly in a security instead of the derivative. Risks include: 1) the value of the derivative may not correlate with the value of the underlying security or may correlate inversely; 2) any potential risk reduction may be offset with gain limitations; 3) derivatives may be difficult to price, thus involving additional payments by the Funds; 4) possible adverse tax consequences; 5) possible unforeseen redemption request by a derivative counter party increasing possible portfolio losses or costs, or preventing a Fund from implementing its investment strategy; and 6) other risks, such as but not limited to, stock market, interest rate, credit, currency, liquidity, and leverage risks.

Market Risk Factors: In pursuit of their investment objectives, certain Funds may use derivatives that increase or decrease a Fund’s exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Writing Covered Call Options and Purchasing Put Options

The Funds will not write call options on securities unless the securities are held in the Fund’s portfolio or unless the Fund is entitled to them in deliverable forms without further payment or after segregating cash in the amount of any further payment.

The Funds will not purchase put options on securities unless the securities are held in the Fund’s portfolio.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value, or net assets will not result in a violation of such restriction.

Option contracts (options) - are rights to buy or sell usually a security for a specified price within a specified period. The seller of the option receives a payment, or premium, from the buyer, which the seller keeps regardless of whether the buyer uses (or exercises) the option. Options can trade on exchanges or in the over the counter (OTC) market and may be bought or sold on a wide variety of securities.

A Fund may buy and/or sell the following types of options:

Call Options

A call option gives the holder (buyer) the right to buy the underlying security from the seller (writer) of the option. A Fund may use call options in the following ways:

››	Buy call options on a security in anticipation of an increase in the value of the security; and
››	Sell call options on a security to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying security. If a Fund writes a call option on a security that it owns and that call option is exercised, a Fund must deliver the security to the buyer and foregoes any possible profit from an increase in the market price of the security over the exercise price plus the premium received.

Put Options

A put option gives the holder the right to sell the security to the writer of the option. A Fund may use put options in the following ways:

››	Buy put options on a security in anticipation of a decrease in the value of the Reference Instrument; and
››	Write put options on a security to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the security. In writing puts, there is a risk that a Fund may be required to take delivery of the security when its current market price is lower than the exercise price.

A Fund may also buy or write options, as needed, to close out existing option positions. Finally, a Fund may enter into combinations of options contracts in an attempt to benefit from changes in the prices of those options contracts (without regard to changes in the value of the Reference Instrument).

The WesMark Balanced Fund had the following transactions in written options during the three months ended March 31, 2014

	Written Call Options		Written Put Options
	Contracts	Premiums	Contracts	Premiums
Outstanding, December 31, 2013	-	$-	-	$-

Positions opened	320	18,527	-	-

Closed	-	-	-	-

Exercised	-	-	-	-

Outstanding, March 31, 2014	320	$18,527	-	$-

Market Value, March 31, 2014		$26,380		$-

4. Unrealized Appreciation/(Depreciation)

At March 31, 2014 the cost of investments and net unrealized appreciation/(depreciation) for federal income tax purposes were as follows:

Small Company Growth Fund
Aggregate tax cost	$56,217,279
Gross unrealized appreciation	39,588,114
Gross unrealized depreciation	(202,238)
Net unrealized appreciation	$39,385,876

Growth Fund
Aggregate tax cost	$232,249,150
Gross unrealized appreciation	117,467,138
Gross unrealized depreciation	(988,703)
Net unrealized appreciation	$116,478,435

Balanced Fund
Aggregate tax cost	$72,837,312
Gross unrealized appreciation	19,162,947
Gross unrealized depreciation	(713,911)
Net unrealized appreciation	$18,449,036

Government Bond Fund
Aggregate tax cost	$269,098,333
Gross unrealized appreciation	3,860,612
Gross unrealized depreciation	(5,439,769)
Net unrealized appreciation	$(1,579,157)

West Virginia Municipal Bond Fund
Aggregate tax cost	$109,945,461
Gross unrealized appreciation	2,500,058
Gross unrealized depreciation	(1,375,601)
Net unrealized appreciation	$1,124,457

5. Concentration Risk

Since the West Virginia Municipal Bond Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at March 31, 2014, 41% of the securities in the portfolio were backed by letters of credit, bond insurance of various financial institutions, or financial guaranty assurance agencies.

Additionally, the Funds may invest a portion of their assets in securities of companies that are deemed by the Funds’ management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of portfolio securities.

Item 2. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.
(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WESMARK FUNDS

By:	/s/ David B. Ellwood
David B. Ellwood
President and Chief Executive Officer (Principal Executive Officer)

Date:	May 13, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David B. Ellwood
David B. Ellwood
President and Chief Executive Officer (Principal Executive Officer)

Date:	May 13, 2014

By:	/s/ Steven Kellas
Steven Kellas
Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	May 13, 2014